UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21053

Name of Fund:  BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal

              Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 128.0%

Virginia — 119.5%
Corporate — 2.1%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$500,675

County/City/Special District/School District — 31.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	250	255,403
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45(a)	250	253,145
City of Norfolk Virginia, GO, Refunding(b):
5.00%, 08/01/23	465	522,334
5.00%, 08/01/23	35	39,398
City of Portsmouth Virginia, GO, Refunding Series D(b):
5.00%, 07/15/20	485	508,144
5.00%, 07/15/20	15	15,728
City of Suffolk Virginia, GO, Refunding, 5.00%, 06/01/21(b)	1,000	1,072,560
County of Fairfax Virginia EDA, RB:
Metrorail Parking System Projects, 5.00%, 04/01/36	775	874,603
Silverline Phase I Project, 5.00%, 04/01/20(b)	1,000	1,039,410
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,534,170
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	492,320
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 03/01/35(a)	245	243,366
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 03/01/36	250	266,350

Security	Par (000)	Value

County/City/Special District/School District (continued)
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(b)	$360	$360,000

		7,476,931

Education — 21.6%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 06/01/20(b)	355	371,003
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	100	101,676
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 03/01/41	1,000	1,033,560
Marymount University Project, Series A, 5.00%, 07/01/45(a)	400	406,704
Washington & Lee University Project (NPFGC), 5.25%, 01/01/26	500	562,320
Washington & Lee University Project (NPFGC), 5.25%, 01/01/31	1,000	1,178,330
Virginia Small Business Financing Authority, RB:
Covanta Project, AMT, 5.00%, 01/01/48(a)(c)	400	405,036
Roanoke College, 5.75%, 04/01/41	500	520,095
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	495,005

		5,073,729

Health — 34.2%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28(d)	1,000	1,110,720
County of Fairfax Virginia EDA, Refunding RB, Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	519,440
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 05/15/44	450	487,305
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/51	250	252,770
Series A, 5.00%, 07/01/42	500	504,045
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 06/01/26	145	147,400

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	$500	$502,275
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	726,480
Roanoke Virginia EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 07/01/30	795	856,064
Carilion Health System (AGM), 5.00%, 07/01/20(b)	5	5,229
Carilion Health System, Series B (AGM), 5.00%, 07/01/38	495	511,607
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay, 4.00%, 09/01/48	250	240,718
Winchester Virginia EDA, Refunding RB, Valley Health System Obligation:
5.00%, 01/01/44	1,000	1,075,900
Series A, 5.00%, 01/01/44	400	425,992
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 01/01/19(b)	650	651,852

		8,017,797

Housing — 13.1%
Virginia HDA, RB, M/F Housing:
Rental Housing, Series A, 5.25%, 05/01/41	750	782,467
Rental Housing, Series B, 5.63%, 06/01/39	1,000	1,016,700
Rental Housing, Series B, 4.00%, 06/01/53	500	488,100
Rental Housing, Series F, 5.25%, 10/01/38	250	273,178

Security	Par (000)	Value

Housing (continued)

Virginia HDA, RB, M/F Housing (continued):
Series E, 2.50%, 12/01/22(e)	$500	$500,730

		3,061,175

State — 1.8%
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B, 4.00%, 08/01/21(b)	405	425,214

Tobacco — 3.8%
Tobacco Settlement Financing Corp., Refunding RB, Senior:
Convertible, Series B2, 5.20%, 06/01/46	500	491,380
Series B-1, 5.00%, 06/01/47	410	388,619

		879,999

Transportation — 7.8%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 07/15/22	410	431,017
Virginia Port Authority, RB, 5.00%, 07/01/20(b)	500	523,690
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	820	885,723

		1,840,430

Utilities — 3.2%
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/42	665	741,475

Total Municipal Bonds in Virginia — 119.5%		28,017,425

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 7.6%

Transportation — 7.6%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	$290	$295,849
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	469,223
Series B, 5.00%, 10/01/29	1,000	1,023,360

Total Municipal Bonds in District of Columbia — 7.6		1,788,432

Puerto Rico — 0.9%

Tobacco — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	205	205,381

Total Municipal Bonds in Puerto Rico — 0.9		205,381

Total Municipal Bonds — 128.0% (Cost — $28,947,378)		30,011,238

Municipal Bonds Transferred to Tender Option Bond Trusts (f) — 41.8%

Virginia — 41.8%

Health — 13.9%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(g)	2,000	2,223,120
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,038,462

		3,261,582

Security	Par (000)	Value

Transportation — 27.9%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	$4,308	$4,865,982
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,682,223

		6,548,205

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.8% (Cost — $9,904,397)		9,809,787

Total Long-Term Investments — 169.8% (Cost — $38,851,775)		39,821,025

	Shares

Short-Term Securities — 2.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(h)(i)	656,175	656,240

Total Short-Term Securities — 2.8% (Cost — $656,240)		656,240

Total Investments — 172.6% (Cost — $39,508,015)		40,477,265

Liabilities in Excess of Other Assets — (0.3)%		(65,119)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.1)%		(5,415,337)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.2)%		(11,539,165)

Net Assets Applicable to Common Shares — 100.0%		$23,457,644

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389.

(h)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Virginia Municipal Bond Trust (BHV)

(i)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	13,073	643,102	656,175	$656,240	$1,965	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, theTrust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	4	03/20/19	$478	$(884)
Long U.S. Treasury Bond	7	03/20/19	979	(4,508)
5-Year U.S. Treasury Note	1	03/29/19	113	(237)

				$(5,629)

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Trusts. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$39,821,025	$—	$39,821,025
Short-Term Securities	656,240	—	—	656,240

	$656,240	$39,821,025	$—	$40,477,265

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(5,629)	$—	$—	$(5,629)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(5,396,436)	$—	$(5,396,436)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,996,436)	$—	$(16,996,436)

During the period ended November 30, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 18, 2019